TOUCHSTONE ETF TRUST
TOUCHSTONE FUNDS GROUP TRUST
TOUCHSTONE STRATEGIC TRUST
TOUCHSTONE VARIABLE SERIES TRUST
(Each a “Trust” and collectively, the “Trusts”)
Supplement dated July 1, 2025, to the Statement of Additional Information (“SAI”) of each Trust as may be amended or supplemented from time to time
The information in this Supplement contains new and additional information beyond that in the Trusts’ SAIs and should be read in conjunction with the aforementioned.
Effective July 1, 2025, the “Principal Officers” table of each SAI is hereby removed and replaced with the following:
Name Address Year of Birth	Position Held with Trusts	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Terrie A. Wiedenheft Touchstone Advisors, Inc. 303 Broadway Suite 1100 Cincinnati, Ohio 45202 Year of Birth:1962	President	Until resignation, removal or disqualification President since July 2025
Senior Vice President and Chief
Administration Officer within the
Office of the Chief Marketing Officer of
Western & Southern Financial Group
(since 2021); Senior Vice President,
Chief Financial Officer, and Chief
Operations Officer of IFS Financial
Services, Inc. (a holding company).

Benjamin J. Alge Touchstone Advisors, Inc. 303 Broadway Suite 1100 Cincinnati, Ohio 45202 Year of Birth:1985	Vice President	Until resignation, removal or disqualification Vice President since July 2025	President (since July 2025) and Divisional Vice President of Touchstone Advisors, Inc.; President (since July 2024) and Divisional Vice President of Touchstone Securities, Inc.
Timothy D. Paulin Touchstone Advisors, Inc. 303 Broadway Suite 1100 Cincinnati, Ohio 45202 Year of Birth: 1963	Vice President	Until resignation, removal or disqualification Vice President since 2010	Senior Vice President of Investment Research and Product Management of Touchstone Advisors, Inc.
Timothy S. Stearns Touchstone Advisors, Inc. 303 Broadway Suite 1100 Cincinnati, Ohio 45202 Year of Birth: 1963	Chief Compliance Officer	Until resignation, removal or disqualification Chief Compliance Officer since 2013	Chief Compliance Officer of Touchstone Advisors, Inc. and Touchstone Securities, Inc.
Terri A. Lucas Touchstone Advisors, Inc. 303 Broadway Suite 1100 Cincinnati, Ohio 45202 Year of Birth: 1962	Controller and Treasurer	Until resignation, removal or disqualification Controller and Treasurer since July 2025	Vice President and Assistant Treasurer (since 2021); Assistant Vice President and Assistant Treasurer of Touchstone Advisors, Inc.
Simon Berry Touchstone Advisors, Inc. 303 Broadway Suite 1100 Cincinnati, Ohio 45202 Year of Birth: 1971	Secretary	Until resignation, removal or disqualification Secretary since 2024	Senior Counsel - Securities and Registered Funds of Western & Southern Financial Group (since June 2024); formerly, Senior Counsel of MassMutual Ascend Life Insurance Company

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For Touchstone Mutual Funds please contact your financial adviser or Touchstone at 800.543.0407 if you have any questions.
P.O. Box 534467 Pittsburgh, PA 15253-4467
Ph: 800.543.0407 TouchstoneInvestments.com
For Touchstone ETFs please contact your financial adviser or Touchstone at 833.368.7383 if you have any questions.
Three Canal Plaza, Suite 100, Portland, Maine 04101
Ph: 833.368.7383 TouchstoneInvestments.com
Touchstone Mutual Funds are distributed by Touchstone Securities, Inc.*
A Member of Western & Southern Financial Group
Touchstone ETFs are distributed by Foreside Fund Services, LLC*
*A registered broker-dealer and member FINRA and SIPC
Please retain this Supplement for future reference.

TSF-SUPALL-2507-2507
ETF-SUPALL-2507-2507